IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                                   --------
           SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

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                          Deutsche Large Cap Value VIP




EFFECTIVE ON OR ABOUT MAY 1, 2017, EACH SUMMARY PROSPECTUS IS SUPPLEMENTED AS
                           FOLLOWS:



Deutsche Large Cap Value VIP will be renamed Deutsche CROCI (Reg. TM) U.S. VIP.

The following information replaces the first two sentences of the "Main investments" disclosure contained under the "PRINCIPAL INVESTMENT STRATEGY" section of the fund's summary prospectus.



MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks issued by US companies.

               Please Retain This Supplement for Future Reference


January 18, 2017
PROSTKR-764

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